Expenses - Loss before income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 23,542	$ 19,736	$ 13,447
Total amortization	31,754	42,535	56,801
Total depreciation and amortization	55,296	62,271	70,248
Employee benefits expense:
Salaries and wages	637,143	467,718	350,450
Variable compensation	106,835	82,851	63,057
Payroll taxes	68,543	53,189	42,020
Share-based payment expense	385,732	313,395	257,762
Defined contribution plan expense	39,116	29,783	22,566
Contractor expense	26,589	35,343	27,263
Other	83,350	63,362	53,654
Total employee benefits expense	1,347,308	1,045,641	816,772
Right of use assets	3,759	0	0
Property and equipment	3,676	0	0
Total impairment	7,435	0	0
Patents and trademarks
Disclosure of Non-Financial Assets [Line Items]
Total amortization	1,124	5,377	7,796
Customer relationships
Disclosure of Non-Financial Assets [Line Items]
Total amortization	8,939	8,086	21,015
Acquired developed technology
Disclosure of Non-Financial Assets [Line Items]
Total amortization	21,691	29,072	27,990
Equipment
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	2,150	2,077	1,336
Computer hardware and software
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	1,897	1,096	1,476
Furniture and fittings
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	3,442	3,000	2,031
Leasehold improvements
Disclosure of Non-Financial Assets [Line Items]
Total depreciation	$ 16,053	$ 13,563	$ 8,604